Investee Companies and Other Investments (Details) - Schedule of Assets and Liabilities Disposal Groups Classified as Held for Sale - Disposal groups classified as held for sale [member]
€ in Thousands
Dec. 31, 2023 EUR (€)
Schedule of Assets and Liabilities Disposal Groups Classified as Held for Sale [Line Items]
Cash and cash equivalents	€ 428
Short-term deposits	12
Receivable from concession project	23,426
Trade and other receivables	587
Right-of-use asset	1,204
Intangible asset	917
Restricted cash and deposits	1,694
Long term receivables	29
Total	28,297
Trade payables	39
Other payables	18
Lease liability	1,321
Long-term bank loans including current maturities	13,047
Deferred tax liabilities	2,717
Total Liabilities	€ 17,142